Summary of Significant Accounting Policies - Summary of Opening Balance Adjustments Recognized in the Consolidated Statement of Financial Position Impacted by IFRS 9 (2014) and IFRS 15 (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Deferred income tax assets	¥ 1,226	$ 176		¥ 3,401		¥ 5,973
Contract assets	595	86		570
Other assets	13,808	1,983		14,645		20,721
Contract costs	4,923	707		5,632
Non-current assets	478,904	68,790		464,411		495,261
Accounts receivable	17,233	2,475		14,433		13,964
Prepayments and other current assets	12,456	1,789		11,106		13,801
Contract assets	1,308	188		1,254
Current assets	83,595	12,008		75,909		76,722
Total assets	562,499	80,798		540,320		571,983
EQUITY
Reserves	(18,803)	(2,701)		(20,154)		(20,912)
Retained profits
Proposed final dividend	4,529	651		4,100		1,591
Others	80,265	11,529		75,920		69,315
Total equity	320,755	46,074	¥ 313,212	314,286		304,347	¥ 227,682
Current liabilities
Accounts payable and accrued liabilities	121,564	17,462		122,458		125,260
Current portion of deferred revenue				78		350
Advances from customers	330	47		328		49,283
Contract liabilities	40,648	5,839		42,650
Non-current liabilities
Deferred revenue	4,851	697		3,609		3,020
Total equity and liabilities	562,499	80,798		540,320		571,983
Net current liabilities	(121,595)	(17,466)		(139,001)		(165,900)
Total assets less current liabilities	¥ 357,309	$ 51,324		325,410		329,361
Adjustment for Adoption of IFRS 9 [member]
ASSETS
Deferred income tax assets					¥ 265
Non-current assets					265
Accounts receivable					(1,118)
Current assets					(1,118)
Total assets					(853)
EQUITY
Reserves					(85)
Retained profits
Others					(768)
Total equity					(853)
Non-current liabilities
Total equity and liabilities					(853)
Net current liabilities					(1,118)
Total assets less current liabilities					(853)
Impact on initial application of IFRS 15 [member]
ASSETS
Deferred income tax assets				(229)	(584)
Contract assets				570	753
Other assets				(4,355)	(5,275)
Contract costs				5,632	6,856
Non-current assets				1,618	1,750
Prepayments and other current assets				(1,254)	(2,221)
Contract assets				1,254	2,221
Total assets				1,618	1,750
EQUITY
Reserves				139	175
Retained profits
Others				1,246	1,575
Total equity				1,385	1,750	1,750
Current liabilities
Accounts payable and accrued liabilities				3,398	3,671
Current portion of deferred revenue				(1,083)	(311)
Advances from customers				(44,965)	(49,000)
Contract liabilities				42,650	45,640
Non-current liabilities
Deferred revenue					(782)
Contract liabilities					782
Total equity and liabilities				1,618	1,750
Net current liabilities				(233)
Total assets less current liabilities				1,385	1,750
Balance After IFRS Adjustments [member]
ASSETS
Deferred income tax assets					5,654
Contract assets					753
Other assets					15,446
Contract costs					6,856
Non-current assets					497,276
Accounts receivable					12,846
Prepayments and other current assets					11,580
Contract assets					2,221
Current assets					75,604
Total assets					572,880
EQUITY
Reserves					(20,822)
Retained profits
Proposed final dividend					1,591
Others					70,122
Total equity				¥ 313,212	305,244	¥ 305,244
Current liabilities
Accounts payable and accrued liabilities					128,931
Current portion of deferred revenue					39
Advances from customers					283
Contract liabilities					45,640
Non-current liabilities
Deferred revenue					2,238
Contract liabilities					782
Total equity and liabilities					572,880
Net current liabilities					(167,018)
Total assets less current liabilities					¥ 330,258